UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01660

Exact name of registrant as specified in charter:	Prudential’s Gibraltar Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2007

Date of reporting period:	3/31/2007

Item 1.	Schedule of Investments

PRUDENTIAL’S GIBRALTAR FUND, INC.

SCHEDULE OF INVESTMENTS AS OF March 31, 2007 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.5%

COMMON STOCKS
Aerospace & Defense — 4.3%
Boeing Co.	63,400	$5,636,894
United Technologies Corp.	57,000	3,705,000

		9,341,894

Beverages — 5.1%
PepsiCo, Inc.	171,800	10,919,608

Biotechnology — 3.5%
Genentech, Inc.(a)	91,300	7,497,556

Capital Markets — 7.0%
Charles Schwab Corp. (The)	365,100	6,677,679
Goldman Sachs Group, Inc.	11,100	2,293,593
Lazard Ltd., “Class A”	41,600	2,087,488
UBS AG	68,200	4,053,126

		15,111,886

Chemicals — 3.3%
E.I. du Pont de Nemours & Co.	86,200	4,260,866
Monsanto Co.	51,600	2,835,936

		7,096,802

Communications Equipment — 7.1%
Cisco Systems, Inc.(a)	322,600	8,235,978
QUALCOMM, Inc.	164,000	6,996,240

		15,232,218

Computers & Peripherals — 5.0%
Apple, Inc.(a)	72,200	6,708,102
Hewlett-Packard Co.	103,600	4,158,504

		10,866,606

Consumer Finance — 2.2%
American Express Co.	83,900	4,731,960

Diversified Financial Services — 2.3%
McGraw-Hill Cos., Inc. (The)	16,900	1,062,672
Nymex Holdings, Inc.(a)	8,300	1,126,808
NYSE Group, Inc.(a)	29,700	2,784,375

		4,973,855

Electronic Equipment and Instruments — 0.9%
Sony Corp, ADR (Japan)	38,000	1,918,620

Energy Equipment & Services — 0.6%
Schlumberger Ltd.	17,300	1,195,430

Food & Staples Retailing — 1.1%
Whole Foods Market, Inc.	52,200	2,341,170

Healthcare Equipment & Supplies — 5.3%
Alcon, Inc.	42,200	5,562,804
Baxter International, Inc.	47,100	2,480,757
St. Jude Medical, Inc.(a)	92,100	3,463,881

		11,507,442

Healthcare Providers & Services — 1.0%
WellPoint, Inc.(a)	27,200	2,205,920

Hotels, Restaurants & Leisure — 3.0%
International Game Technology	76,700	3,097,146
Marriott International, Inc. “Class A”	66,900	3,275,424

		6,372,570

Household Products — 4.6%
Colgate-Palmolive Co.	46,800	3,125,772
Procter & Gamble Co.	107,827	6,810,353

		9,936,125

Industrial Conglomerates — 2.4%
General Electric Co.	149,000	5,268,640

Insurance — 4.1%
American International Group, Inc.	131,800	8,859,596

Internet Software & Services — 3.3%
Google, Inc. “Class A”(a)	15,400	7,055,664

Media — 5.3%
News Corp. “Class A”	177,000	4,092,240
Walt Disney Co.	213,700	7,357,691

		11,449,931

Multiline Retail — 4.0%
Federated Department Stores, Inc.	69,000	3,108,450
J.C. Penney Co., Inc.	27,700	2,275,832
Target Corp.	53,300	3,158,558

		8,542,840

Oil, Gas & Consumable Fuels — 0.9%
Occidental Petroleum Corp.	39,900	1,967,469

Pharmaceuticals — 6.4%
Abbott Laboratories	117,000	6,528,600
Novartis AG, ADR (Switzerland)	65,900	3,600,117
Wyeth	72,500	3,627,175

		13,755,892

Semiconductors & Semiconductor Equipment — 1.7%
Marvell Technology Group, Ltd.(a)	214,500	3,605,745

Software — 8.5%
Adobe Systems, Inc.(a)	133,200	5,554,440
Electronic Arts, Inc.(a)	86,200	4,341,032
Microsoft Corp.	224,400	6,254,028
SAP AG, ADR (Germany)	50,400	2,250,360

		18,399,860

Specialty Retail — 2.3%
Best Buy Co., Inc.	44,200	2,153,424
Lowe’s Cos., Inc.	90,900	2,862,441

		5,015,865

Textiles, Apparel & Luxury Goods — 3.3%
NIKE, Inc. “Class B”	66,100	7,023,786

Total long-term investments (cost $176,396,783)		212,194,950

SHORT-TERM INVESTMENT — 1.4%
Affiliated Mutual Funds — 1.4%
Dryden Core Investment Fund—Taxable Money Market Series (cost $3,075,911)	3,075,911	3,075,911

TOTAL INVESTMENTS — 99.9% (cost $179,472,694)(c)		215,270,861
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		171,573

NET ASSETS — 100.0%		$215,442,434

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2007 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$181,174,647	$34,603,998	$507,784	$34,096,214

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuations.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Short-term securities, which mature in sixty days or less are valued at, amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotations.

The Portfolio invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential’s Gibraltar Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David R. Odenath
David R. Odenath
President and Principal Executive Officer

Date    May 23, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date    May 23, 2007

*	Print the name and title of each signing officer under his or her signature.